Discontinued Operations - Schedule of Gain on Sale of Subsidiary (Details) - Discontinued Operations [Member] - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Consideration:
Assumption of accounts payable	$ 53,319
Assumption of unearned license fees	50,000
Note receivable	100,000
Preferred Stock
Total amount	203,319
Total assets
Total liabilities
Net assets
Gain on sale of subsidiary	$ 203,319